UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

AC ONE China Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Communication Services - 16.5%
China Mobile	51,500	$525,523
China Telecom, Class H	482,000	268,196
Tencent Holdings	35,700	1,641,765
		2,435,484
Consumer Discretionary - 14.3%
Anta Sports Products	77,000	524,909
BYD Company, Class H	47,000	284,173
Ctrip.com International - ADR *	8,850	386,657
Geely Automobile Holdings	110,000	211,088
Haier Electronics Group	133,000	387,226
IMAX China Holding	107,000	266,071
Man Wah Holdings	89,200	52,319
		2,112,443
Consumer Staples - 7.3%
China Mengniu Dairy	228,000	848,574
Hengan International Group	26,500	232,330
		1,080,904
Financials - 23.1%
Bank Of China, Class H	471,000	214,055
China Life Insurance, Class H	121,000	326,232
CITIC Securities, Class H	175,000	408,888
Haitong International Securities Group	450,000	177,579
Haitong Securities, Class H	168,400	218,428
Hong Kong Exchanges & Clearing	8,700	303,965
Industrial & Commercial Bank of China, Class H	571,000	419,334
PICC Property & Casualty, Class H	277,002	315,341
Ping An Insurance Group, Class H	92,000	1,035,756
		3,419,578
Health Care - 7.2%
CSPC Pharmaceutical Group	234,000	435,975
Sino Biopharmaceutical	262,500	239,898
Sinopharm Group, Class H	94,800	395,257
		1,071,130
Industrials - 12.6%
Air China, Class H	321,000	395,336
AviChina Industry & Technology, Class H	315,000	201,298
Beijing Capital International Airport, Class H	137,000	130,124
China Eastern Airlines	500,000	354,812
China Everbright International	186,370	189,831
CRRC, Class H	215,000	202,812
Zhuzhou CSR Times Electric, Class H	64,500	381,842
		1,856,055
Information Technology - 13.1%
AAC Technologies	14,500	86,007
Alibaba Group Holding - ADR *	6,960	1,269,852
Baidu - ADR *	1,785	294,257
Razer *	220,000	46,322
TravelSky Technology, Class H	94,000	248,925
		1,945,363
Materials - 0.4%
Nine Dragons Paper Holdings	67,000	63,951
Utilities - 1.3%
China Resources Gas Group	40,000	188,838

TOTAL COMMON STOCKS
(Cost $10,190,263)		14,173,746

SHORT TERM INVESTMENT - 4.4%
Invesco Government TaxAdvantage Portfolio, Institutional Class, 2.31% ^
(Cost $660,845)	660,845	660,845

Total Investments - 100.2%
(Cost $10,581,108)		14,834,591
Other Assets and Liabilities, Net - (0.2)%		(34,548)
Total Net Assets - 100.0%		$14,800,043

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of March 31, 2019.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,216,837	$11,956,909	$-	$14,173,746
Short-Term Investment	660,845	-	-	660,845
Total Investments	$2,877,682	$11,956,909	$-	$14,834,591

Refer to the Fund's Schedule of Investments for further information on the classication of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   May 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   May 9, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                        Ryan L. Roell, Treasurer

Date   May 9, 2019